Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of presentation

a    Basis of presentation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’). Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation

b    Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs for which the Company is the primary beneficiary.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of board of directors, or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, has the power to direct the activities that most significant impact the entity’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All transactions and balances among the Company, its subsidiaries and consolidated VIEs have been eliminated upon consolidation.

Use of estimates

c    Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the balance sheet date and reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, determination of standalone selling price of performance obligations that have never been separately sold, estimate of prepaid credit breakage, assessment for the impairment of long-lived assets, the valuation allowance of deferred tax assets, determination of the fair value of ordinary shares and preferred shares prior to IPO, and the valuation and recognition of share-based compensation.

Functional currency and foreign currency translation

d    Functional currency and foreign currency translation

The Group uses Renminbi (‘‘RMB’’) as its reporting currency. The functional currency of the Company and its overseas subsidiaries incorporated in the Cayman Islands and Hong Kong is United States dollars (‘‘US$’’), and the functional currency of the Philippines entities is Peso (‘‘PHP’’). The functional currency of the PRC entities in the Group is RMB.

In the consolidated financial statements, the financial information of the Company and other entities located outside of the PRC have been translated into RMB. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the reporting period. Translation adjustments are reported as foreign currency translation adjustments, and are shown as a component of other comprehensive income in the consolidated statements of comprehensive loss.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Net gains and losses resulting from foreign exchange transactions are included in interest and other expense, net.

Convenience Translation

e    Convenience Translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive loss and statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.8755, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Fair value measurements

f    Fair value measurements

Financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments include cash and cash equivalents, time deposits, short-term investment, held-to-maturity debt security, long-term loan, other current assets and accrued expenses and tax payable. The carrying amounts of the short-term financial instruments approximate their fair value due to their relatively short maturity. The carrying amount of the long-term loan approximates its fair value due to the fact that the related interest rate approximates the interest rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Cash and cash equivalents

g    Cash and cash equivalents

The Group considers all highly liquid investments, which are unrestricted as to withdrawal or use, with original maturities of three months or less as cash equivalents. As of December 31, 2017 and 2018, the Group had total balance of RMB25,234 and RMB35,375, respectively, held in accounts managed by WeChat Pay, Alipay and 99bill in connection with the collection of tuition fees online, which have been classified as cash and cash equivalents on the consolidated balance sheets.

Time deposits

h    Time deposits

Time deposits represent demand deposits placed with banks with original maturities of more than three months but less than one year. Interest earned is recorded as interest income in the consolidated statements of comprehensive loss during the periods.

Short-term investment

i    Short-term investment

Short-term investments include investments in financial instruments with a variable interest rate indexed to Shanghai Interbank Offered Rate (or “SHIBOR”), the gold price published by the London Bullion Market Association, or performance of underlying assets and investments, all of which are with an original maturities of less than 12 months.

Held-to-maturity security

j    Held-to-maturity security

A held-to-maturity investment is a non-derivative financial asset that has either fixed or determinable payments and a fixed maturity, and for which an entity has both the ability and the intention to hold to maturity. This type of investment is reported at amortized cost and the difference between the maturity value and the cost of the investments is amortized to the income statement and recognized as interest income over the life of the investments. The Company assesses whether an investment is impaired at the individual security level in each reporting period. A held-to-maturity investment is impaired if the fair value of the investment is less than its cost. If an investment is concluded to be impaired, the Company determines whether such impairment is other-than-temporary. Factors we consider to make such determination include the duration and severity of the impairment, the reason for the decline in value and the potential recovery period and our intent to sell. If any impairment is considered other-than-temporary, the Company will write down the asset to its fair value and record the corresponding charge as impairment loss in the statement of consolidated comprehensive loss.

Long-lived assets

k    Long-lived assets

Property and equipment

Property and equipment are stated at cost less accumulated depreciation, amortization and impairment, if any. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, generally from three years for computers and equipment and four years for vehicles and five years for furniture and fixtures. Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the remaining lease term. Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets mainly comprise of softwares, copyrights and trademarks. Intangible assets are recorded at cost less accumulated amortization with no residual value. Amortization is computed using the straight-line method over the estimated useful lives of the intangible assets, generally ten years for trademarks and major accounting and ERP software, three years for other software, and three to ten years for copyrights.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities of 91waijiao.com when it was acquired by Dasheng Zhixing in January 2015.

Goodwill is not depreciated or amortized but is tested for impairment at the reporting unit level on an annual basis every December 31, and in between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. The Company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the fair value of a reporting unit is compared to its carrying value. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, goodwill is deemed impaired and is written down to the extent of the difference.

The Group as a whole, including acquired 91waijiao.com, is determined to be one reporting unit for goodwill impairment testing. The Company chose to by pass the qualitative assessment and directly applied the quantitative assessment and performed the goodwill impairment test by quantitatively comparing the fair values of the reporting unit to its carrying amounts, and no impairment loss has been identified for the year ended December 31, 2018.

Impairment of long-lived assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment charge was recognized for any of the periods presented.

Revenue recognition

l    Revenue recognition

Revenues of the Group are generated from providing online English language education services. Students purchase the services by subscribing to prepaid credit packages directly from the Company or through authorized distribution agents. Tuition is generally paid in advance and is initially recorded as deferred revenue.

The Group allows refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase. Refunds are recorded as reductions of the deferred revenue and have no impact on recognized revenue.

Prepaid credit packages

Prepaid credit packages for one-on-one lessons typically contains 60 to 450 lesson credits with validity period from 3 months to 33 months. The students can book lessons within the validity period. Prepaid credit packages for small class lessons are typically ranging from approximately two months to one year. Each week, students will have three lessons in total, each lasting for 45 minutes, two of them taught by the foreign teacher and one by the Chinese English teacher. The package subscription fees are paid in advance.

Certain prepaid credit packages contains a combination of credits for both one-on-one lesson and group lessons, or a combination of credits for group lessons from foreign teachers and Chinese teachers.

Prepaid membership packages

The Company previously sold prepaid membership packages , which ranged from 3 months to 36 months. Students were able to book one lesson per day within their membership period, and the package subscription fees were paid in advance. The Company ceased the sale of such prepaid membership packages in 2017.

The Company offers free-trial lessons to students upon registration. Students are not obligated to subscribe any course packages with the Company to obtain the free-trial lessons. The Company records the cost incurred in providing the free-trial lessons as sales and marketing expenses when the lesson is booked and taken by the students.

Revenue recognition prior to adoption of ASC 606

Prior to January 1, 2018 revenues were recognized under ASC605, Revenue Recognition, and recognized when the following four revenue recognition criteria were met: (1) persuasive evidence of an arrangement existed; (2) delivery occurred or services provided; (3) the selling price was fixed or determinable, and (4) collectability was reasonably assured. Revenues were deferred until these criteria were met.

Prepaid credit packages

Revenue from prepaid credit packages was recognized when the lesson credit was consumed. Actual usage was tracked by the Company on an individual basis. Upon the expiration of the prepaid credit packages, the Company recognized any remaining untaken lessons as revenue.

For prepaid credit packages that contained a combination credits for different lessons, each lesson was a separate unit of accounting, as they had value to the students on a standalone basis and there were no customer-negotiated refunds or return rights for the delivered items. Package consideration was allocated to each unit of accounting at the inception of the arrangement based on the relative selling price of each unit of accounting according to the selling price hierarchy established by ASU No.2009-13, “Revenue Recognition—Multiple-Deliverable Revenue Arrangements” and was recognized when the lesson credit was consumed.  The Company used (a) vendor-specific objective evidence of selling price, if it existed, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) existed, the Company used (c) the management’s best estimate of the selling price for that deliverable. For the years ended December 31, 2016 and 2017, selling price was generally determined by the management’s best estimate of the selling price for the lesson credits because the lessons contained in such packages had never been sold by the Company on a standalone basis, and were different from other lessons offer by the Company or other companies.

Prepaid membership packages

Revenue from prepaid membership packages was recognized on a straight-line basis over the membership period.

Revenue recognition under ASC 606

The Group adopted ASC 606 “Revenue from Contracts with Customers” on January 1, 2018, using the modified retrospective method. In according with ASC 606, revenues are recognized when control of the promised services is transferred to customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The impact of the adoption on the accompanying financial statements is more fully discussed in Note 2z.

The Group is responsible for course design, teacher sourcing and training, development and maintenance of online platform and system, it is the party primarily responsible for fulfilling the promise to provide the services to customers and it has full discretion in establishing the prices for the services provided to customers. Hence, the Group is the principal for providing the online English education services to customers. Therefore, the Group recognizes revenue on a gross basis.

Prepaid credit packages

Revenue from prepaid credit packages is recognized when the lesson credit is consumed and the lesson is delivered. Actual usage is tracked on a contract-by-contract basis. At each reporting date, the Group estimates breakage, or forfeiture of prepaid credits. Based on the Company’s analysis of historical customer forfeitures of prepaid credits, the Company has conclude that no breakage should be recognized for the year 2018.

For prepaid credit packages that contain a combination credits for different lessons, each lesson is a separate performance obligation, as customers can benefit from each lesson on its own, and the Group’s promise to deliver each lesson to the customer is separately identifiable from other promises in the contract. The total consideration paid by customers for the package is allocated to each performance obligation at contract inception based on standalone selling price of each performance obligation. For lessons that have never been sold on a standalone basis, the Group estimates their standalone selling price based on cost plus an expected margin.

Because packages are valid for up to 36 months and the Group’s practice of upfront cash collection, payment by customers could occur significantly before performance. However, the timing of the transfer of related services is at the discretion of the customers. Therefore, the Company has not recognized any financing component in the determination of revenue from the sale of prepaid credit packages.

Prepaid membership packages

As a result of a change in business strategy, the Company no longer sells prepaid membership packages.

Revenue from the remaining life of previously sold prepaid membership packages was recognized on a straight-line basis over the remaining membership period. The Group elected not to adjust the effects of a significant financing component for prepaid membership package with duration of one year or less, because the amount was not material.

Revenue Disaggregation

The following table presents our revenues disaggregated by timing of transfer of services:

	For the year ended,
	December 31, 2018
	RMB	RMB	RMB
	One-on-one	Small class	Total
	offerings	offerings
Revenues from prepaid credit packages	1,013,803	100,748	1,114,551
Revenues from prepaid membership packages	30,966	—	30,966
Total revenues	1,044,769	100,748	1,145,517

Contract balances

Contract cost

Incremental costs of obtaining a contract with a customer is recognized as an asset in “Prepaid expenses and other current assets” if the Group expects to recover those costs. Incremental costs of obtaining a contract mainly include sales commissions to sales personal and distribution agents, as well as certain cash incentives for referred customers. Contract cost assets are amortised on the basis consistent with the pattern of the transfer of services to which the assets relate.

As of December 31, 2018, the balance of capitalized costs of obtaining contracts with customers was RMB137,666. For the year ended December 31, 2018, the Group recognized amortisation of RMB86,394 as “Sales and marketing expenses” in its consolidated statement of comprehensive loss. There is no impairment of contract cost assets recognized during the year ended December 31, 2018.

Contract liability

A contract liability is the Group’s obligation to transfer services to a customer for which the Group has received consideration from the customer. The Group generally receives contract consideration in advance and records the amounts received as deferred revenues. The Group permits refund of fees in an amount corresponding to remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase (generally 60 to 180 days after purchase).  As a result, the contract liability does not include the amounts of consideration collected that may be refunded in the future if customers withdraw for any remaining undelivered lessons.  Such refund liability is estimated based on the historical refund data and the length of remaining period customers are eligible for refund for each contract at the end of each reporting period.

	As of January 1, 2018	As of December 31, 2018

Contract liability	1,112,596	1,559,875
Future output VAT associated with contract liability	66,756	93,593
Refund liability	22,443	22,653
Deferred revenues	1,201,795	1,676,121

The additions to the contract liability balance were primarily due to cash payments received in advance of satisfying our performance obligations, while the reductions to the contract liability balance were primarily due to the recognition of revenues upon fulfillment of our performance obligations, as well as refund of fees corresponding to any remaining undelivered services when customers withdraw contracts with the Group within certain period after the purchase, all of which were in the ordinary course of business. RMB685,567 of revenues recognized in year ended December 31, 2018 was included in the contract liability balance as of January 1, 2018. There is no revenue recognized in the year ended December 31, 2018 from performance obligations satisfied (or partially satisfied) in previous periods.

As of December 31, 2018, the aggregate amount of transaction price allocated to unsatisfied performance obligations is RMB1,559,875. When these revenues will be recognized is at the discretion of customers. The Company expects to recognize substantially all of this balance as revenue over the next 12 to 18 months, and the remainder thereafter.

Cost of revenues

m    Cost of revenues

Cost of revenues primarily include service expenses involved in the delivery of paid courses and payment processing fees paid to payment channels for processing the payments from students. These costs are expensed as incurred except for payment processing fees associated with deferred revenues, which are recognized in the period in which the related revenues are recognized. The indirect cost of computer servers and internet bandwidth is expensed as incurred.

Product development expenses

n    Product development expenses

Product development expenses consist primarily of payroll-related expenses incurred for the innovation of course content, as well as the development and enhancement to the Company’s websites and platforms of applications. The Group expenses all costs incurred for the planning and post implementation phases of development and costs associated with repair or maintenance of the existing platform. Since the inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

Sales and marketing expenses

o    Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing and promotional expenses, salaries and benefits   expenses related to the Group’s sales and marketing personnel and office rental, depreciation and other expenses related to the Group’s sales and marketing team. Starting from January 1, 2018, the Group capitalizes incremental cost to obtain contracts with customers, including sales commissions to sales personnel and distribution agents, as well as certain cash incentive for customer referred. Amortization of related contract cost assets is recognized as sales and marketing expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2016, 2017 and 2018, the advertising expenses were RMB163,345,  RMB209,241 and RMB285,005, respectively.

Operating leases

p    Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. The Group leases office space under operating lease agreements with initial lease term up to three years. Rental expense is recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms. Rental expenses incurred were RMB24,851,  RMB31,786 and RMB35,060 for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group has no capital leases for any of the periods presented.

Share-based compensation

q    Share-based compensation

The Company accounts for share-based awards granted to employees in accordance with ASC 718 Stock Compensation and share-based awards to nonemployees in accordance with ASC 505. In accordance with the guidance, the Company determines whether a share-based award should be classified and accounted for as a liability award or equity award. For options granted to employees, the related share-based compensation expense is recognized in the financial statements based on their grant date fair values, which are calculated using the binomial option pricing model. The binomial option pricing model requires a number of complex assumptions. The determination of the fair value is affected by the share price as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee share option exercise behavior, risk-free interest rates and expected dividends. Share-based compensation expense is recorded net of estimated forfeitures, such that expenses are recorded only for those share-based awards that are expected to ultimately vest.

Before the completion of the IPO, stock options granted to employees vested upon satisfaction of a service condition, which was generally satisfied over three or four years. Additionally, employees could only exercise vested options upon the occurrence of an IPO. Options for which the service condition had been satisfied were forfeited should employment have terminated prior to the occurrence of the IPO, which substantially creates a performance condition. Because the IPO performance condition had not occurred and was outside the Company’s control, the satisfaction of the IPO performance condition would become probable upon occurrence. For options granted, and for which the service condition had been satisfied as of the date of the IPO, cumulative stock-based compensation expense for these options was recorded using the graded-vesting method upon the completion of the IPO. For the options and restricted share units granted after the completion of the IPO, the stock option and restricted share units can be exercised once the employee satisfies the service condition. Accordingly, the share-based compensation expense is recorded on a straight-line basis over the requisite service period. The corresponding impact is reflected in additional paid-in capital.

The forfeiture rate is the estimated annual rate at which unvested awards will be forfeited during the next year, which differs significantly by employee group. For directors and executive officers, the forfeiture rate is estimated to be zero because the possibility of their termination is remote. For employees, the forfeitures of stock options are estimated by historical actual forfeitures due to grantees’ termination prior to vesting, and the forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ from such estimates. Changes in the estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Employee benefits

r    Employee benefits

PRC Contribution Plan

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiary and consolidated VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefit expenses, which were expensed as incurred, were approximately RMB54,972,  RMB62,628 and RMB54,732 for the years ended December 31, 2016, 2017, and 2018, respectively.

Philippine Contribution Plan and Employee Benefit Plan

The Company’s subsidiary and VIE in the Philippines participate in government mandated, multiemployer, defined contribution plans, including Social Security System (“SSS Benefits”), Home Development Mutual Fund (“Pag-IBIG Fund”) and Philippine Health Insurance Corporation (‘‘PhilHealth’’). Pursuance to these plans certain retirement, medical and housing benefits are provided to full-time employees. Obligations for contributions to these defined contribution plans are recognized as expenses in the consolidated statements of comprehensive loss as incurred. The total amounts for such employee benefits were RMB2,836,  RMB3,351 and RMB3,107 for the years ended December 31, 2016, 2017 and 2018, respectively.

In addition, the Company’s subsidiaries and VIE in the Philippines also participate in a defined benefits plan, which was unfunded as of December 31, 2018. The liability recognized in the consolidated balance sheets in respect of defined benefit plan is the present value of the defined benefit obligation at the end of the reporting period. Changes in the present value of the defined benefit obligation is included in operating expenses in the consolidated statements of comprehensive loss. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The total liabilities for such employee benefits were RMB2,245 and RMB853 as of December 31, 2017 and 2018, respectively.

Taxation

s    Taxation

Income taxes

Current income taxes are provided on the basis of income/ (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statement of comprehensive loss in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheet and under other expenses in its consolidated statement of comprehensive loss. The Group did not have any significant unrecognized benefits relating to uncertain tax positions as of and for the years ended December 31, 2016, 2017 and 2018.

Related parties

t    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Loss per share

u    Loss per share

Loss per share is computed in accordance with ASC 260, Earnings per Share. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s preferred shares are participating securities because they are entitled to receive dividends or distributions on an as converted basis. For the periods presented before the IPO occurrence, the computation of basic loss per share using the two-class method is not applicable as the Group is in a net loss position and net loss is not allocated to other participating securities because in accordance with their contractual terms they are not obligated to share in the losses. For the periods presented after the IPO occurrence, all of the preferred shares automatically were converted into ordinary shares which are used in the computation of loss per share.

Basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Options and unvested restricted share units are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under treasury stock method. Potential ordinary shares include options to purchase ordinary shares and unvested restricted share units, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

Comprehensive income/(loss)

v    Comprehensive income /(loss)

Comprehensive income/(loss) is defined to include all changes in equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Other comprehensive income, as presented on the accompanying consolidated statements of comprehensive loss, consists of accumulated foreign currency translation adjustments.

Segment reporting

w    Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s CODM in deciding how to allocate resources and assess performance.

The Group’s internal organizational structure as well as information about geographical areas and business segments is more fully described in Note 19.

Statutory reserves

x    Statutory reserves

In accordance with China’s Company Laws, the Company’s consolidated VIEs in PRC must make appropriations from their after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

Pursuant to the laws applicable to China’s Foreign Investment Enterprises, the Company’s subsidiary that is a foreign investment enterprise in China have to make appropriations from its after-tax profit (as determined under PRC GAAP) to reserve funds including (i) general reserve fund, (ii) enterprise expansion fund and (iii) staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. Appropriations to the other two reserve funds are at the respective companies’ discretion.

The Group has made no appropriations to statutory surplus fund and other reserve funds for all periods presented as the Company’s subsidiary and consolidated VIEs in China were each in an accumulated loss position.

Recently issued and adopted accounting pronouncements

y    Recently issued accounting pronouncements

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. In addition, this standard requires both lessees and lessors to disclose certain key information about lease transactions. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years, beginning after December 15, 2018. Early adoption is permitted. Adoption guidance provides for an optional adoption method that allows companies to use the effective date of the new lease standard as the initial date of application on transition, and therefore does not require prior periods to be restated. The Group has substantially completed evaluation of the impact of adopting this standard on its consolidated financial statements. On January 1, 2019, the Group will adopt the ASU 2016-02 new standard using the modified retrospective method. And the Group will elect to apply the available transition practical expedients, including the optional adoption method discussed above. Upon adoption, the Group expects to record a right-of-use asset of approximately RMB55,849 and a lease liability of approximately RMB54,195 on the Company’s consolidated balance sheet as of January 1, 2019. Other than as disclosed, the Group does not expect the new lease standard to have a material impact on the Company’s consolidated financial statements.

z     Recently adopted accounting pronouncements

The Group adopted ASU No. 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606).’’ on January 1, 2018, using the modified retrospective method. Under Topic 606, the Group is required to estimate the breakage, or the forfeiture of prepaid credits, and recognize the expected breakage amount as revenue in proportion to the pattern of credits consumed by the customers. However, based on the Company’s analysis of historical customer forfeitures of prepaid credits, the Company has concluded that no breakage should be recognized as of the adoption date or for the year ended December 31, 2018. The adoption of Topic 606 also impacts costs to obtain contracts with customers. Specifically, certain sales commissions to our sales staff and our sales agents are now accounted for as an incremental cost of obtaining contracts from customers, and therefore are initially recognized as an amortizable asset when incurred.  Upon adoption of Topic 606, the Group recognized an asset in “Prepaid expenses and other current assets” for the cost of unfulfilled contracts that were in place at January 1, 2018, given that the Group expects to recover those costs (and amortize the expense) over the remaining life of the related customer contracts. As a result, the Group recorded a net reduction to accumulated deficit of RMB75,999 as of January 1, 2018. The impact to selling and marketing expense as a result of applying Topic 606 was to defer and amortize incremental contract costs, resulting in a decrease in sales and marketing expense of RMB61,667 for the year ended December 31, 2018.

In January 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment.”The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Group early adopted this guidance on January 1, 2018, and the adoption did not have a material impact on its consolidated financial statements.